Note 20 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Credit commitments	$ 443,124	$ 342,710
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	382,851	296,248
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 60,273	$ 46,462